Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments to Purchase Goods or Services and for Future License and Royalty Payments	At December 31, 2023, we had commitments to purchase goods or services and to make future license and royalty payments. They are as follows:

Years ending December 31, (in thousands)	Purchase commitments	License & royalty commitments

2024	$37,396	$1,926
2025	35,992	1,453
2026	13,150	783
2027	11,383	766
2028	903	560
Thereafter	—	1,729
	$98,824	$7,217

Changes in the Carrying Amount of Warranty Liability	The
changes in the carrying amount of warranty obligations for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$4,899	$6,324
Provision charged to cost of sales	3,947	4,606
Usage	(3,451)	(4,517)
Adjustments to previously provided warranties, net	(1,501)	(1,277)
Currency translation	50	(237)
Balance at end of year	$3,944	$4,899